Average Annual Total Returns - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio	Apr. 30, 2025
VIP Asset Manager Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.36%
Past 5 years	5.56%
Past 10 years	5.58%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0001
Average Annual Return:
Past 1 year	9.08%
Past 5 years	5.56%
Past 10 years	5.97%